UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-01639
                                                      ---------


                                   Engex, Inc.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                  44 Wall Street, 2nd Floor, New York, NY 10005
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                     ---------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-495-4519
                                                            ------------


                      Date of fiscal year end: September 30
                                               ------------


                   Date of reporting period: December 31, 2004
                                             -----------------

Item 1. Schedule of Investments


COMMON STOCK (148.1%)
Biotechnology (122.0%)
    Enzo Biochem, Inc. *(a)          663,499 shs  $12,918,329
    Keryx Biopharmaceutical *(a)     162,100 shs     1,873,876      $14,792,205
                                                    ---------

Technology (2.1%)
    Silverstar Holdings Ltd. *       51,600 shs                          56,244

Gaming Industry (14.0%)
    American Vantage Company *       474,500 shs                        854,100

Telecommunications (0.0%)
    Gilat Satellite Networks Ltd *(a)    150 shs                            906

Distribution (2.9%)
    U.S. China IND Exchange *(a)      29,524 shs                        307,050

Financial Services (7.1%)
    Newtek Business Services Inc. *  168,800 shs                        725,840
                                                                        -------

TOTAL INVESTMENT IN MARKETABLE SECURITIES                           $16,736,345
                                                                    ===========


PRIVATE INVESTMENTS* (11.3%)

    Etilize Inc                      506,756 shs                       $375,000
    GMP Companies                     50,000 shs                        340,000
    Corente, Inc.  (b)                11,793 shs                              0
    Surgivision Series A Pfd         300,000 shs.                        30,000
                                                                        -------

TOTAL PRIVATE INVESTMENTS                                              $745,000
                                                                        =======

*    Nonincome-producing securities
(a)  Pledged as collateral against margin balance at custodian.
(b)  Formerly, Openreach.com


Item 2. Controls and Procedures.

(a) Registrant's principal executive and principal financial officers agree that registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the 1940 Act, are effective, based on their evaluation of these controls and procedures, as required by Rule 30a-3(b), within 90 days of the filling date of this report.

(b) During the Registrant's last fiscal quarter, there were no changes in its internal controls over financial reporting that materially affected, or are likely to materially affect, the Registrant's internal controls over financial reporting.


Item 3. Exhibits.

(1)  Certification of principal executive officer

(2)  Certification of principal financial officer

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Engex, Inc.

By (Signature and Title)* /s/ J. Morton Davis
                          ------------------------------------
                          J. Morton Davis, President


Date February 23, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)   /s/ J. Morton Davis
                          ------------------------------------
                           J. Morton Davis, President

Date February 23, 2005


By (Signature and Title)   /s/ Gilbert Jackson
                           --------------------------------------------
                           Gilbert Jackson, Treasurer

Date February 23, 2005

Exhibit (1)

I, J. Morton Davis, certify that:

1.       I have reviewed this report on Form N-Q of Engex, Inc. (the
         "registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

                  a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

                  b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

                  c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

                  d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors:

                  a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



February 23, 2005


/s/ J. Morton Davis
--------------------------------
J. Morton Davis
President

Exhibit (2)

I, Gilbert Jackson, certify that:

1.       I have reviewed this report on Form N-Q of Engex, Inc. (the
         "registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

                  a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

                  b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

                  c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

                  d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors:

                  a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



February 23, 2005


/s/ Gilbert Jackson
----------------------------
Gilbert Jackson
Treasurer